Fees Summary	Jul. 31, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $11,060,400.
Narrative - Max Aggregate Offering Price	$ 11,060,400
Final Prospectus	true